Touchstone Large Cap Fund Expense Example - Touchstone Large Cap Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	2,007
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,475
Expense Example, with Redemption, 10 Years	3,247
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,087
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	$ 1,012